Assets and liabilities of disposal group held for sale	12 Months Ended
Dec. 31, 2024
Assets And Liabilities Of Disposal Group Held For Sale [Abstract]
Assets and liabilities of disposal group held for sale
Note 7 - Assets and liabilities of disposal group held for sale

Cluster of operational and pre-construction PV project partnerships in Israel are presented as a disposal group held for sale following the intention of the Company’s management, to sell partial holding in these entities. The sale has been completed during the first quarter of 2025, for additional information please see Note 32(a). The disposal group of sale is represented in the consolidated statements of financial position at their carrying amount as the fair value less the costs of sell is higher. As of December 31, 2024 the disposal group comprised assets of USD 81,661 thousand less liabilities of USD 46,635 thousand.

Assets of disposal group classified as held for sale

December 31
2024
USD in thousands

Cash and cash equivalents	5,753
Trade receivables	298
Other receivables	604
Restricted cash	1,826
Fixed assets, net	70,186
Right-of-use asset, net	2,994

81,661

Liabilities of disposal group classified as held for sale

December 31
2024
USD in thousands

Trade payables	18
Other payables	6,015
Loans from banks and other financial institutions	36,975
Loans from non-controlling interests	141
Lease liability	2,789
Excess of liabilities over assets in investees	697

46,635